REGULATORY CAPITAL AND CITIGROUP, INC. PARENT COMPANY INFORMATION - Regulatory Capital Compliance (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Required minimum, Tier 1 common capital (as a percent)	4.00%
Required minimum, Tier 1 capital ratio (as a percent)	5.50%
Well capitalized minimum, Tier 1 capital ratio (as a percent)	6.00%
Required minimum, Total capital ratio (as a percent)	8.00%
Well capitalized minimum, Total capital ratio (as a percent)	10.00%
Required minimum, Leverage ratio (as a percent)	4.00%
Well capitalized minimum, Leverage ratio (as a percent)	5.00%
Dividends received from Citibank N.A.	$ 8,900,000,000	$ 12,200,000,000
Citigroup Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common	166,663,000,000
Tier 1 Capital	166,663,000,000
Total Capital	184,959,000,000
Risk-weighted assets	1,274,672,000,000
Quarterly adjusted average total assets	1,849,325,000,000
Tier one common capital ratio (as a percent)	13.07%
Tier 1 Capital ratio (as a percent)	13.07%
Total Capital ratio (as a percent)	14.51%
Leverage ratio (as a percent)	9.01%
Citibank, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common	128,262,000,000
Tier 1 Capital	128,262,000,000
Total Capital	139,246,000,000
Risk-weighted assets	945,407,000,000
Quarterly adjusted average total assets	1,366,910,000,000
Tier one common capital ratio (as a percent)	13.57%
Tier 1 Capital ratio (as a percent)	13.57%
Total Capital ratio (as a percent)	14.73%
Leverage ratio (as a percent)	9.38%
Citigroup Global Markets Inc.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital or equivalent	5,521,000,000
Excess over minimum requirement	4,376,000,000
Citigroup Global Markets Limited
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Net capital or equivalent	7,162,000,000
Excess over minimum requirement	$ 2,482,000,000